Insurance Contracts_The Maximum Exposures To Insurance Price Risk(Details - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 21,434	₩ 21,423
After reinsurance mitigation	₩ 13,117	₩ 8,624
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	57.80%	67.60%
Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 12,882	₩ 13,264
After reinsurance mitigation	9,033	6,758
Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	754	858
After reinsurance mitigation	424	296
Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,260	1,287
After reinsurance mitigation	642	358
Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	4,419	3,936
After reinsurance mitigation	2,211	1,031
Actual losses for medical expense
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,053	1,059
After reinsurance mitigation	396	85
Others
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,066	1,019
After reinsurance mitigation	₩ 411	₩ 96